Other Long-term Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Restricted Stock Units (RSU) CNY	Dec. 31, 2010 Restricted Stock Units (RSU) CNY
Accrued liabilities, noncurrent
RSU long-term payable				63,690	33,122
Other		200	220
Total non-current accrued liabilities	$ 10,151	63,890	33,342